Schedule of employee benefits (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
DisclosureEmployeeBenefitsLineItems [Line Items]
Liabilities	$ 1,289	$ 1,201
Current	1,286	1,199
Non-current	3	2
Description of Actuarial Assumptions of Mortality Tables
DisclosureEmployeeBenefitsLineItems [Line Items]
Liabilities	461	522
Disclosure of Capital Management Explanatory [Text Block]
DisclosureEmployeeBenefitsLineItems [Line Items]
Liabilities	440	470
Government Entities Sub Total [member]
DisclosureEmployeeBenefitsLineItems [Line Items]
Liabilities	270	204
Properties [Member]
DisclosureEmployeeBenefitsLineItems [Line Items]
Liabilities	$ 118	$ 5